Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Aggregated VIE Assets and Liabilities and Performance
The table below illustrates the aggrega
t
ed VIE assets and liabilities and performance for Cano Texas and Cano Nevada:

	As of,
(in thousands)	June 30, 2021	December 31, 2020
Total Assets	$11,979	$8,182

Total Liabilities	$17,559	$12,371

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Total revenue	$1,309	$—	$2,300	$—
Operating expenses:
Direct patient expense	1,585	—	2,790	—
Selling, general and administrative expenses	2,950	176	5,263	199
Depreciation and amortization expense	260	—	507	—

Total operating expenses	4,795	176	8,560	199

Net loss	$(3,486)	$(176)	$(6,260)	$(199)